Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000173046
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$98	2.00%Footnote Reference*

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.00%
AssetsNet	$ 218,750,631
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,023,918
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$218,750,631 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$2,023,918 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Asset Weighting (% of net assets)

Value	Value
Money Market	1.6%
Equity	98.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.
C000173045
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	2.25%Footnote Reference*

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.25%
AssetsNet	$ 218,750,631
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,023,918
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$218,750,631 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$2,023,918 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Asset Weighting (% of net assets)

Value	Value
Money Market	1.6%
Equity	98.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.2%
SPDR S&P 500 ETF Trust	27.2%
First American Government Obligations Fund Class X	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.
C000207216
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Global Strategies Fund
Trading Symbol	ATAGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$99	2.00%Footnote Reference*

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%
AssetsNet	$ 20,458,458
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 82,048
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,458,458 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$82,048 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

Asset Weighting (% of net assets)

Value	Value
Money Market	7.5%
Equity	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	69.8%
First American Government Obligations Fund Class X	5.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.
C000207215
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Global Strategies Fund
Trading Symbol	ATGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	2.25%Footnote Reference*

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.25%
AssetsNet	$ 20,458,458
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 82,048
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,458,458 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$82,048 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

Asset Weighting (% of net assets)

Value	Value
Money Market	7.5%
Equity	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	69.8%
First American Government Obligations Fund Class X	5.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2025.
C000159233
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$100	2.01%Footnote Reference*

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.01%
AssetsNet	$ 29,120,275
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 146,258
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,120,275 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$146,258 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	24.0%
Exchange-Traded Funds	54.8%
Money Market Funds	21.2%

Asset Weighting (% of net assets)

Value	Value
Mixed Allocation	2.2%
Money Market	21.2%
Fixed Income	21.6%
Equity	55.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	19.9%
Global X Nasdaq 100 Covered Call ETF	10.4%
Pimco Dynamic Income Fund	8.5%
JPMorgan Equity Premium Income ETF	8.2%
JPMorgan Nasdaq Equity Premium Income ETF	7.1%
PIMCO Dynamic Income Opportunities Fund	6.5%
Defiance Nasdaq 100 Enhanced Options Income ETF	5.4%
First Trust BuyWrite Income ETF	5.3%
Defiance S&P 500 Enhanced Options Income ETF	5.2%
First Trust Nasdaq BuyWrite Income ETF	5.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 15, 2025, the Advisor Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Advisor Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Advisor Class shares of the Fund.

C000161918
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	2.26%Footnote Reference*

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.26%
AssetsNet	$ 29,120,275
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 146,258
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,120,275 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$146,258 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	24.0%
Exchange-Traded Funds	54.8%
Money Market Funds	21.2%

Asset Weighting (% of net assets)

Value	Value
Mixed Allocation	2.2%
Money Market	21.2%
Fixed Income	21.6%
Equity	55.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	19.9%
Global X Nasdaq 100 Covered Call ETF	10.4%
Pimco Dynamic Income Fund	8.5%
JPMorgan Equity Premium Income ETF	8.2%
JPMorgan Nasdaq Equity Premium Income ETF	7.1%
PIMCO Dynamic Income Opportunities Fund	6.5%
Defiance Nasdaq 100 Enhanced Options Income ETF	5.4%
First Trust BuyWrite Income ETF	5.3%
Defiance S&P 500 Enhanced Options Income ETF	5.2%
First Trust Nasdaq BuyWrite Income ETF	5.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 or upon request at 1-800-290-8633.

On January 15, 2025, the Institutional Class underwent a 1-for-2 reverse stock split, and the total number of issued and outstanding Institutional Class shares of the Fund decreased by approximately 50 percent.  The stock split had no affect on the value of shareholder investments in the Institutional Class shares of the Fund.